Note 7. Property Plant and Equipment (Notes)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT (INCLUDING CONSOLIDATED VIEs)
PROPERTY, PLANT AND EQUIPMENT (INCLUDING CONSOLIDATED VIEs)
Property, plant and equipment consists of the following:

	As of December 31,
	2014	2013
In millions
Land	$11.9	$5.6
Software	33.0	31.3
Buildings and improvements	286.0	322.2
Machinery and equipment	1,563.6	1,670.5
Solar energy systems	4,709.3	1,686.1
Total property, plant and equipment in service, at cost	$6,603.8	$3,715.7
Less accumulated depreciation	(1,360.5)	(1,120.0)
Total property, plant and equipment in service, net	$5,243.3	$2,595.7
Construction in progress – non solar energy systems	874.8	79.4
Construction in progress – solar energy systems	956.2	447.8
Total property, plant and equipment, net	$7,074.3	$3,122.9

Consolidated depreciation expense for the years ended December 31, 2014, 2013 and 2012 was $262.2 million, $206.2 million and $200.6 million, respectively, and includes depreciation expense for capital leases of $4.3 million, $4.3 million and $4.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.